SCHEDULE OF EQUIPMENT (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 1,107,991
Ending balance	1,355,339	$ 1,107,991
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,298,703	105,358
Additions	411,004	1,193,345
Ending balance	1,709,707	1,298,703
Accumulated Amortisation [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	190,712	14,483
Amortization	163,656	176,229
Ending balance	$ 354,368	$ 190,712